UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	March 31, 2009

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	       July 13, 2009
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ )   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total: 52

Form 13F information Table Value Total: 171521


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4222    70250 SH       SOLE                    61650              8600
Abbott Labs Com                COM              002824100     3586    76225 SH       SOLE                    74195              2030
Air Prods & Chems Inc Com      COM              009158106     3619    56025 SH       SOLE                    50150              5875
Alcoa Inc Com                  COM              013817101     2504   242400 SH       SOLE                   216500             25900
American Express Co Com        COM              025816109     3110   133830 SH       SOLE                   117950             15880
Amgen Inc Com                  COM              031162100     3488    65895 SH       SOLE                    56325              9570
Apple Inc Com                  COM              037833100     4075    28610 SH       SOLE                    24350              4260
Archer Daniels Midland Com     COM              039483102     3846   143685 SH       SOLE                   125550             18135
Automatic Data Process Com     COM              053015103     3910   110330 SH       SOLE                    96650             13680
Becton Dickinson & Co Com      COM              075887109     3880    54410 SH       SOLE                    46725              7685
Caterpillar Inc Del Com        COM              149123101     2535    76725 SH       SOLE                    74450              2275
Cisco Sys Inc Com              COM              17275R102     3825   205090 SH       SOLE                   179350             25740
Coca-Cola Co Com               COM              191216100      683    14240 SH       SOLE                    14240
Corning Inc Com                COM              219350105     1667   103800 SH       SOLE                    79600             24200
Costco Whsl Corp Com           COM              22160K105     3108    67900 SH       SOLE                    58700              9200
Disney Walt Co Com             COM              254687106     3703   158710 SH       SOLE                   137380             21330
Emerson Elec Co Com            COM              291011104     3241   100030 SH       SOLE                    97950              2080
Exxon Mobil Corp Com           COM              30231G102     3254    46548 SH       SOLE                    40275              6273
Fedex Corp Com                 COM              31428X106     3295    59250 SH       SOLE                    52430              6820
General Dynamics Corp Com      COM              369550108     3852    69550 SH       SOLE                    61350              8200
General Elec Co Com            COM              369604103     2183   186291 SH       SOLE                   181000              5291
Google Inc Cl A                COM              38259P508     3600     8540 SH       SOLE                     7360              1180
Home Depot Inc Com             COM              437076102     3721   157470 SH       SOLE                   134800             22670
Illinois Tool Wks Inc Com      COM              452308109     4162   111465 SH       SOLE                    97525             13940
Ingersoll-Rand PLC             COM              G47791101     2700   129205 SH       SOLE                   107935             21270
Intel Corp Com                 COM              458140100     4045   244400 SH       SOLE                   214700             29700
International Bus Mach Com     COM              459200101     3541    33910 SH       SOLE                    29215              4695
International Paper Co Com     COM              460146103     2784   183975 SH       SOLE                   179400              4575
JP Morgan Chase & Co Com       COM              46625H100     3083    90388 SH       SOLE                    87356              3032
Johnson & Johnson Com          COM              478160104     4351    76610 SH       SOLE                    66790              9820
Kimberly Clark Corp Com        COM              494368103     3848    73385 SH       SOLE                    64375              9010
McDonalds Corp Com             COM              580135101     3808    66235 SH       SOLE                    57575              8660
McGraw-Hill Cos Inc            COM              580645109     3402   113000 SH       SOLE                    98190             14810
Microsoft Corp Com             COM              594918104     3773   158710 SH       SOLE                   137170             21540
Morgan Stanley Com             COM              617446448     3737   131080 SH       SOLE                   112450             18630
Nucor Corp Com                 COM              670346105     3439    77400 SH       SOLE                    69000              8400
Pepsico Inc Com                COM              713448108     3223    58640 SH       SOLE                    48750              9890
Pfizer Inc Com                 COM              717081103     3420   227985 SH       SOLE                   198625             29360
Procter & Gamble Co Com        COM              742718109     3631    71064 SH       SOLE                    62582              8482
Qualcomm Inc Com               COM              747525103     3839    84930 SH       SOLE                    73300             11630
Royal Dutch Shell Plc Spons AD COM              780259206      517    10300 SH       SOLE                    10300
Schlumberger Ltd Com           COM              806857108     3240    59875 SH       SOLE                    58100              1775
Staples Inc Com                COM              855030102     3955   196000 SH       SOLE                   168950             27050
Stryker Corp Com               COM              863667101     3562    89630 SH       SOLE                    79450             10180
Time Warner Inc Com            COM              887317303     2516    99871 SH       SOLE                    85889             13982
US Bancorp DE Com              COM              902973304     3190   178000 SH       SOLE                   158100             19900
Unilever NV NY                 COM              904784709     3551   146860 SH       SOLE                   142450              4410
Union Pac Corp Com             COM              907818108     3753    72090 SH       SOLE                    62850              9240
Valero Energy Corp Com         COM              91913Y100      262    15500 SH       SOLE                                      15500
Verizon Communications Com     COM              92343V104     4105   133581 SH       SOLE                   116625             16956
Wal-Mart Stores Inc Com        COM              931142103     3661    75575 SH       SOLE                    64950             10625
Walgreen Co Com                COM              931422109     3515   119550 SH       SOLE                   101625             17925